Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Income

		For the year ended December 31,
		2023	2022
	Note	$	$
Realized gain on equity securities		(0.6)	(15.6)
Unrealized (gain) loss on equity securities	14	(10.5)	18.0
Gain on disposition of intangible asset		—	(5.6)
Foreign exchange loss		7.2	3.4
Net impairment (reversal) of lease assets and property and equipment	10,11	0.3	(5.5)
Other		(1.3)	(1.7)
Total other income		(4.9)	(7.0)